Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
4.
Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Cost
Machinery	63,714	75,597
Electronic equipment	74,834	89,606
Leasehold improvement	139,249	155,681
Furniture and office equipment	30,935	48,480
Buildings	—	24,518
Motor vehicles	3,258	1,466
Software	8,464	9,147
Total	320,454	404,495
Less: accumulated depreciation	(199,753)	(249,656)
Construction in progress	27,522	1,693
Property, plant and equipment, net	148,223	156,532

Depreciation expense was RMB45,815, RMB43,053 and RMB53,035 for the years ended December 31, 2022, 2023 and 2024, respectively.